Portfolio of Investments
Columbia Tax-Exempt Fund, October 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Corporate Bonds & Notes 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 0.0%
Anuvia Florida LLC(a)
01/01/2029	5.000%	514,219	442,229
Total Corporate Bonds & Notes (Cost $514,219)			442,229

Floating Rate Notes 0.8%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Minnesota 0.0%
City of Minneapolis/St. Paul Housing & Redevelopment Authority(b),(c)
Revenue Bonds
Allina Health Systems
Series 2009B-2 (JPMorgan Chase Bank)
11/15/2035	1.380%	2,175,000	2,175,000
New Hampshire 0.0%
New Hampshire Health & Education Facilities Authority Act(b),(c)
Revenue Bonds
University of New Hampshire
Series 2012B-2 (Wells Fargo Bank)
07/01/2033	1.350%	480,000	480,000
New York 0.8%
New York City Transitional Finance Authority(b),(c)
Revenue Bonds
Future Tax Secured
Subordinated Series 2012C (JPMorgan Chase Bank)
11/01/2036	1.350%	3,000,000	3,000,000
Subordinated Series 2015 (JPMorgan Chase Bank)
02/01/2045	1.350%	5,310,000	5,310,000
New York City Water & Sewer System(b),(c)
Revenue Bonds
2nd General Resolution
Series 2013 (JPMorgan Chase Bank)
06/15/2050	1.350%	5,665,000	5,665,000
Series 2013DD-2 (JPMorgan Chase Bank)
06/15/2043	1.350%	7,610,000	7,610,000
Series 2016BB (State Street Bank and Trust Co.)
06/15/2049	1.310%	2,590,000	2,590,000
06/15/2049	1.310%	1,845,000	1,845,000
Total			26,020,000
Total Floating Rate Notes (Cost $28,675,000)			28,675,000

Municipal Bonds 98.0%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 0.7%
Lower Alabama Gas District (The)
Revenue Bonds
Series 2016A
09/01/2046	5.000%	16,000,000	22,593,120
Arizona 1.4%
Arizona Health Facilities Authority
Refunding Revenue Bonds
Scottsdale Lincoln Hospital Project
Series 2014
12/01/2042	5.000%	7,000,000	7,950,320
Revenue Bonds
Banner Health
Series 2014A
01/01/2044	5.000%	15,000,000	16,675,050
Arizona Industrial Development Authority
Revenue Bonds
Great Lakes Senior Living Community
Series 2019
01/01/2039	4.250%	1,000,000	1,070,790
01/01/2040	4.250%	750,000	801,053
Glendale Industrial Development Authority
Revenue Bonds
Midwestern University
Series 2010
05/15/2035	5.000%	3,750,000	3,817,087
Industrial Development Authority of the County of Yavapai (The)
Refunding Revenue Bonds
Yavapai Regional Medical Center
Series 2019
08/01/2038	4.000%	1,000,000	1,113,330
La Paz County Industrial Development Authority
Revenue Bonds
Charter School Solutions -Harmony Public
Series 2018
02/15/2038	5.000%	825,000	946,077
Maricopa County Industrial Development Authority(d)
Revenue Bonds
Christian Care Surprise, Inc.
Series 2016
01/01/2036	5.750%	2,000,000	2,117,540
Salt Verde Financial Corp.
Revenue Bonds
Series 2007
12/01/2032	5.000%	7,170,000	9,291,603
Columbia Tax-Exempt Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tempe Industrial Development Authority(d)
Revenue Bonds
Mirabella at ASU Project
Series 2017A
10/01/2052	6.125%	1,400,000	1,591,800
Total			45,374,650
Arkansas 0.2%
Pulaski County Public Facilities Board
Revenue Bonds
Series 2014
12/01/2039	5.000%	4,000,000	4,469,000
12/01/2042	5.000%	2,000,000	2,225,700
Total			6,694,700
California 6.5%
ABAG Finance Authority for Nonprofit Corps.
Refunding Revenue Bonds
Episcopal Senior Communities
Series 2011
07/01/2026	6.125%	3,420,000	3,704,407
07/01/2041	6.125%	7,015,000	7,493,423
California Health Facilities Financing Authority
Refunding Revenue Bonds
Sutter Health
Series 2016B
11/15/2041	4.000%	10,000,000	11,072,800
Revenue Bonds
Kaiser Permanente
Subordinated Series 2017A-2
11/01/2044	4.000%	15,000,000	16,621,500
California Municipal Finance Authority
Refunding Revenue Bonds
Community Medical Centers
Series 2017A
02/01/2036	5.000%	1,500,000	1,772,490
02/01/2037	5.000%	1,000,000	1,175,780
California Municipal Finance Authority(e),(f)
Revenue Bonds
United Airlines, Inc. Project
Series 2019 AMT
07/15/2029	4.000%	1,000,000	1,134,290
California Municipal Finance Authority(d),(e),(g)
Revenue Bonds
UTS Renewable Energy-Waste Water Facilities
Series 2011 AMT
12/01/2032	0.000%	1,830,000	36,600
California Public Finance Authority
Refunding Revenue Bonds
Sharp Healthcare
Series 2017A
08/01/2047	4.000%	10,000,000	11,008,200
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California School Finance Authority(d)
Revenue Bonds
River Springs Charter School Project
Series 2015
07/01/2046	6.375%	150,000	174,126
California State Public Works Board
Revenue Bonds
Various Capital Projects
Series 2012A
04/01/2037	5.000%	4,660,000	5,049,250
Various Correctional Facilities
Series 2014A
09/01/2039	5.000%	7,000,000	8,042,650
California Statewide Communities Development Authority(d)
Refunding Revenue Bonds
899 Charleston Project
Series 2014A
11/01/2029	5.000%	1,650,000	1,847,373
11/01/2034	5.000%	3,700,000	4,089,462
Revenue Bonds
California Baptist University
Series 2014A
11/01/2033	6.125%	1,560,000	1,801,160
11/01/2043	6.375%	1,035,000	1,191,140
Lancer Plaza Project
Series 2013
11/01/2043	5.875%	1,875,000	2,108,663
California Statewide Communities Development Authority
Revenue Bonds
Loma Linda University Medical Center
Series 2014
12/01/2044	5.250%	3,500,000	3,876,635
Castaic Lake Water Agency(h)
Certificate of Participation
Capital Appreciation-Water System Improvement Project
Series 1999 (AMBAC)
08/01/2024	0.000%	9,445,000	8,807,368
Chino Public Financing Authority
Refunding Special Tax Bonds
Series 2012
09/01/2025	5.000%	790,000	860,776
09/01/2026	5.000%	1,230,000	1,338,621
09/01/2027	5.000%	1,280,000	1,390,630
City of Los Angeles Department of Airports(e)
Revenue Bonds
Subordinated Series 2017A AMT
05/15/2042	5.000%	4,375,000	5,178,163
City of Pomona
Refunding Revenue Bonds
Mortgage-Backed Securities
Series 1990A Escrowed to Maturity (GNMA / FNMA)
05/01/2023	7.600%	3,150,000	3,492,783

2	Columbia Tax-Exempt Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Junior Lien
Series 2014C
01/15/2033	6.250%	3,845,000	4,506,263
Series 2014A
01/15/2046	5.750%	19,005,000	21,966,739
Golden State Tobacco Securitization Corp.
Refunding Revenue Bonds
Series 2018A-1
06/01/2047	5.000%	1,000,000	1,027,910
Series 2018A-2
06/01/2047	5.000%	9,500,000	9,765,145
Los Angeles County Schools Regionalized Business Services Corp.(h)
Certificate of Participation
Capital Appreciation-Pooled Financing
Series 1999A (AMBAC)
08/01/2022	0.000%	2,180,000	2,073,464
Norwalk-La Mirada Unified School District(h)
Unlimited General Obligation Bonds
Capital Appreciation
Series 2005B (NPFGC)
08/01/2023	0.000%	9,790,000	9,263,004
Palomar Health
Refunding Revenue Bonds
Series 2016
11/01/2036	5.000%	4,605,000	5,303,440
Perris Community Facilities District
Special Tax Bonds
Series 1991-90-2 Escrowed to Maturity
10/01/2021	8.750%	6,165,000	7,065,830
San Francisco City & County Airport Commission - San Francisco International Airport(e)
Unrefunded Revenue Bonds
Series 2014A AMT
05/01/2044	5.000%	24,000,000	27,119,520
State of California
Unlimited General Obligation Bonds
Series 2019
04/01/2032	5.000%	5,000,000	6,434,850
Various Purpose
Series 2012
04/01/2035	5.250%	11,000,000	12,060,620
Unrefunded Unlimited General Obligation Bonds
Series 2004
04/01/2029	5.300%	6,000	6,019
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Temecula Public Financing Authority
Refunding Special Tax Bonds
Wolf Creek Community Facilities District
Series 2012
09/01/2027	5.000%	1,275,000	1,373,685
09/01/2028	5.000%	1,315,000	1,412,744
09/01/2029	5.000%	1,405,000	1,503,420
09/01/2030	5.000%	1,480,000	1,579,841
09/01/2031	5.000%	1,555,000	1,660,787
West Contra Costa Unified School District
Unlimited General Obligation Refunding Bonds
Series 2001B (NPFGC)
08/01/2024	6.000%	1,735,000	1,931,211
Total			219,322,782
Colorado 4.1%
City & County of Denver Airport System(e)
Refunding Revenue Bonds
Subordinated Series 2018-A AMT
12/01/2048	4.000%	11,500,000	12,427,590
Colorado Bridge Enterprise(e)
Revenue Bonds
Central 70 Project
Series 2017 AMT
06/30/2051	4.000%	9,240,000	9,740,069
Colorado Educational & Cultural Facilities Authority(d)
Improvement Refunding Revenue Bonds
Skyview Charter School
Series 2014
07/01/2034	5.125%	1,525,000	1,615,127
07/01/2044	5.375%	2,100,000	2,216,025
07/01/2049	5.500%	925,000	978,955
Colorado Health Facilities Authority
Improvement Refunding Revenue Bonds
Bethesda Project
09/15/2048	5.000%	15,000,000	16,840,350
09/15/2053	5.000%	10,000,000	11,189,800
Prerefunded 01/01/23 Revenue Bonds
Catholic Health Initiatives
Series 2013A
01/01/2045	5.250%	7,000,000	7,857,360
Prerefunded 06/01/27 Revenue Bonds
Evangelical Lutheran Good Samaritan Society
Series 2017
06/01/2047	5.000%	4,445,000	5,537,003
Refunding Revenue Bonds
AdventHealth Obligated
Series 2019
11/15/2043	4.000%	6,000,000	6,684,720
CommonSpirit Health
Series 2019A
08/01/2049	4.000%	13,750,000	14,700,950

Columbia Tax-Exempt Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Covenant Retirement Communities
Series 2012A
12/01/2033	5.000%	5,500,000	5,952,540
Series 2015
12/01/2035	5.000%	3,800,000	4,293,658
School Health System
Series 2019A
01/01/2038	4.000%	3,200,000	3,643,072
Revenue Bonds
NJH-SJH Center for Outpatient Health
Series 2019
01/01/2050	4.000%	15,105,000	16,357,809
Colorado Housing & Finance Authority
Revenue Bonds
Series 2018 (GNMA)
11/01/2038	3.600%	4,715,000	5,039,628
E-470 Public Highway Authority(h)
Revenue Bonds
Capital Appreciation
Series 1997B (NPFGC)
09/01/2022	0.000%	6,515,000	6,242,477
University of Colorado Hospital Authority
Revenue Bonds
Series 2012A
11/15/2042	5.000%	7,325,000	7,985,349
Total			139,302,482
Connecticut 0.4%
Bridgeport Housing Authority
Revenue Bonds
Custodial Receipts Energy Performance
Series 2009
06/01/2030	5.600%	1,000,000	1,000,050
Connecticut State Health & Educational Facility Authority(d)
Revenue Bonds
Church Home of Hartford, Inc.
Series 2016
09/01/2046	5.000%	1,250,000	1,360,525
Connecticut State Health & Educational Facility Authority
Revenue Bonds
Connecticut College
Series 2011H-1
07/01/2041	5.000%	1,625,000	1,701,342
State of Connecticut
Unlimited General Obligation Bonds
Series 2018E
09/15/2037	5.000%	500,000	609,045
Series 2018-E
09/15/2034	5.000%	2,000,000	2,462,600
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019A
04/15/2034	5.000%	1,000,000	1,242,560
04/15/2039	5.000%	4,235,000	5,183,386
Total			13,559,508
Delaware 0.3%
Delaware State Economic Development Authority
Refunding Revenue Bonds
Gas Facilities-Delmarva Power
Series 2010
02/01/2031	5.400%	5,000,000	5,137,150
Revenue Bonds
Newark Charter School
Series 2012
09/01/2032	4.625%	2,000,000	2,104,300
09/01/2042	5.000%	1,350,000	1,423,062
Total			8,664,512
District of Columbia 0.5%
District of Columbia
Prerefunded 07/01/23 Revenue Bonds
KIPP Charter School
Series 2013
07/01/2033	6.000%	250,000	292,918
07/01/2048	6.000%	1,150,000	1,347,420
Refunding Revenue Bonds
Children’s Hospital
Series 2015
07/15/2044	5.000%	9,090,000	10,417,958
Friendship Public Charter School
Series 2016
06/01/2046	5.000%	1,385,000	1,554,524
Revenue Bonds
Ingleside RockCreek Project
Series 2017
07/01/2037	5.000%	500,000	539,750
07/01/2042	5.000%	1,000,000	1,072,340
KIPP DC Project
Series 2019
07/01/2044	4.000%	1,240,000	1,341,754
Total			16,566,664
Florida 7.7%
Alachua County Health Facilities Authority
Revenue Bonds
Shands Teaching Hospital & Clinics
Series 2019
12/01/2049	4.000%	5,000,000	5,453,050

4	Columbia Tax-Exempt Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Capital Trust Agency, Inc.(d)
Revenue Bonds
1st Mortgage Tallahassee Tapestry Senior Housing Project
Series 2015
12/01/2045	7.000%	3,165,000	3,278,402
12/01/2050	7.125%	1,000,000	1,039,510
Central Florida Expressway Authority
Refunding Revenue Bonds
Senior Lien
Series 2016B
07/01/2039	4.000%	10,500,000	11,514,195
City of Atlantic Beach
Revenue Bonds
Fleet Landing Project
11/15/2048	5.000%	2,500,000	2,838,350
City of Lakeland
Revenue Bonds
Lakeland Regional Health
Series 2015
11/15/2045	5.000%	22,000,000	24,719,860
County of Broward Airport System(e)
Revenue Bonds
Series 2015A AMT
10/01/2045	5.000%	14,000,000	15,873,620
County of Miami-Dade Aviation(e)
Refunding Revenue Bonds
Series 2014A AMT
10/01/2033	5.000%	15,000,000	17,120,550
10/01/2036	5.000%	21,400,000	24,307,190
Series 2017B AMT
10/01/2040	5.000%	11,250,000	13,291,762
Series 2019A AMT
10/01/2049	5.000%	10,000,000	12,005,600
Florida Development Finance Corp.(d),(e)
Refunding Revenue Bonds
Virgin Trains USA Pass
Series 2019 AMT (Mandatory Put 01/01/26)
01/01/2049	6.375%	3,000,000	2,835,000
Florida Development Finance Corp.(d)
Revenue Bonds
Renaissance Charter School
Series 2015
06/15/2046	6.125%	3,920,000	4,288,127
Renaissance Charter School Inc. Projects
Series 2015
06/15/2035	6.000%	4,000,000	4,421,800
Florida Development Finance Corp.
Revenue Bonds
Renaissance Charter School Projects
Series 2013A
06/15/2044	8.500%	15,000,000	17,157,000
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Florida Housing Finance Corp.
Revenue Bonds
Series 2018 (GNMA)
07/01/2043	3.800%	6,550,000	6,958,916
Greater Orlando Aviation Authority(e)
Revenue Bonds
Priority
Subordinated Series 2017A AMT
10/01/2047	5.000%	2,665,000	3,123,300
Series 2019A AMT
10/01/2049	5.000%	2,000,000	2,414,660
Hillsborough County Aviation Authority(e)
Revenue Bonds
Tampa International
Subordinated Series 2018 AMT
10/01/2048	5.000%	9,300,000	11,059,281
Hillsborough County Aviation Authority
Revenue Bonds
Tampa International Airport
Series 2015A
10/01/2044	5.000%	11,115,000	12,569,509
Miami-Dade County Expressway Authority
Revenue Bonds
Series 2014A
07/01/2044	5.000%	5,000,000	5,578,000
Mid-Bay Bridge Authority
Prerefunded 10/01/21 Revenue Bonds
Series 2011A
10/01/2040	7.250%	7,000,000	7,778,190
Refunding Revenue Bonds
Series 2015A
10/01/2035	5.000%	3,765,000	4,287,093
Orange County Industrial Development Authority(d),(e)
Revenue Bonds
Anuvia Florida LLC Project
Series 2018-A AMT
07/01/2048	4.000%	9,840,000	6,133,075
Palm Beach County Health Facilities Authority
Prerefunded 12/01/24 Revenue Bonds
Boca Raton Community Hospital Obligation Group
Series 2014
12/01/2031	5.000%	1,500,000	1,765,245
Revenue Bonds
Sinai Residences of Boca Raton
Series 2014
06/01/2034	7.250%	685,000	765,104
Polk County Industrial Development Authority
Refunding Revenue Bonds
Carpenter’s Home Estates
Series 2019
01/01/2039	5.000%	1,700,000	1,910,290

Columbia Tax-Exempt Fund | Quarterly Report 2019	5

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Putnam County Development Authority
Refunding Revenue Bonds
Seminole Project
Series 2018A
03/15/2042	5.000%	6,665,000	7,919,153
Sarasota County Public Hospital District
Refunding Revenue Bonds
Sarasota Memorial Hospital
Series 1998B (NPFGC)
07/01/2028	5.500%	6,980,000	8,618,834
Tampa Sports Authority
Sales Tax Revenue Bonds
Tampa Bay Arena Project
Series 1995 (NPFGC)
10/01/2025	5.750%	2,500,000	2,854,600
Tampa-Hillsborough County Expressway Authority
Refunding Revenue Bonds
Series 2017B
07/01/2042	4.000%	12,785,000	14,173,835
Total			258,053,101
Georgia 1.5%
Brookhaven Development Authority
Revenue Bonds
Children’s Healthcare of Atlanta
Series 2019
07/01/2049	4.000%	10,500,000	11,627,385
City of Atlanta Department of Aviation(e)
Revenue Bonds
Airport
Subordinated Series 2019 AMT
07/01/2036	4.000%	2,250,000	2,554,403
07/01/2037	4.000%	3,640,000	4,113,054
07/01/2039	4.000%	9,250,000	10,399,868
Floyd County Development Authority
Revenue Bonds
Spires Berry College Project
12/01/2053	6.500%	6,600,000	6,927,162
Fulton County Development Authority
Revenue Bonds
RAC Series 2017
04/01/2047	5.000%	3,000,000	3,489,030
Fulton County Residential Care Facilities for the Elderly Authority
Refunding Revenue Bonds
Lenbrook Square Foundation, Inc.
Series 2016
07/01/2036	5.000%	3,500,000	3,842,510
Georgia State Road & Tollway Authority(d),(h)
Revenue Bonds
I-75 S Express Lanes Project
Series 2014
06/01/2024	0.000%	625,000	504,425
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Glynn-Brunswick Memorial Hospital Authority
Revenue Bonds
SE Georgia Health System Anticipation Certificates
Series 2017
08/01/2047	5.000%	2,145,000	2,479,255
Metropolitan Atlanta Rapid Transit Authority
Refunding Revenue Bonds
Series 1992P Escrowed to Maturity (AMBAC)
07/01/2020	6.250%	510,000	525,830
Series 2007A (AMBAC)
07/01/2026	5.250%	1,000,000	1,248,810
Oconee County Industrial Development Authority
Revenue Bonds
Presbyterian Village Athens Project
12/01/2048	6.250%	2,945,000	3,122,584
Total			50,834,316
Hawaii 0.1%
State of Hawaii Department of Budget & Finance
Refunding Revenue Bonds
Special Purpose - Kahala Nui
Series 2012
11/15/2032	5.125%	1,300,000	1,440,907
11/15/2037	5.250%	1,945,000	2,150,684
Total			3,591,591
Idaho 0.8%
Idaho Health Facilities Authority
Refunding Revenue Bonds
St. Luke’s Health System Project
Series 2018
03/01/2038	4.000%	3,650,000	3,934,846
Revenue Bonds
Terraces of Boise Project
Series 2014A
10/01/2034	7.750%	9,135,000	10,194,843
10/01/2044	8.000%	5,635,000	6,300,043
10/01/2049	8.125%	4,365,000	4,893,514
Total			25,323,246
Illinois 12.3%
Chicago Board of Education(d)
Unlimited General Obligation Bonds
Dedicated
Series 2017A
12/01/2046	7.000%	10,765,000	13,695,233
Chicago Board of Education
Unlimited General Obligation Bonds
Series 2018
12/01/2046	5.000%	5,000,000	5,611,550

6	Columbia Tax-Exempt Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Chicago Midway International Airport(e)
Refunding Revenue Bonds
2nd Lien
Series 2014A AMT
01/01/2041	5.000%	10,000,000	11,059,100
Series 2016A AMT
01/01/2033	4.000%	3,500,000	3,797,955
Chicago O’Hare International Airport(e)
Refunding Revenue Bonds
Senior Lien
Series 2018A AMT
01/01/2048	5.000%	7,455,000	8,821,427
Revenue Bonds
General Senior Lien
Series 2017D AMT
01/01/2047	5.000%	7,000,000	8,066,870
01/01/2052	5.000%	17,620,000	20,223,531
Series 2015C AMT
01/01/2046	5.000%	12,525,000	14,005,204
TriPs Obligated Group
Series 2018 AMT
07/01/2048	5.000%	2,400,000	2,794,872
Chicago O’Hare International Airport
Revenue Bonds
Series 2015D
01/01/2046	5.000%	7,310,000	8,272,142
Chicago Park District
Limited General Obligation Bonds
Series 2016A
01/01/2033	5.000%	1,000,000	1,135,040
01/01/2034	5.000%	1,000,000	1,132,110
01/01/2036	5.000%	1,000,000	1,126,160
City of Chicago
Unlimited General Obligation Bonds
Series 2015A
01/01/2039	5.500%	1,500,000	1,678,065
Series 2017A
01/01/2038	6.000%	13,080,000	15,512,749
Unlimited General Obligation Refunding Bonds
Project
Series 2014A
01/01/2030	5.250%	4,200,000	4,628,652
01/01/2033	5.250%	10,250,000	11,228,260
Series 2005D
01/01/2040	5.500%	2,000,000	2,234,140
Series 2007E
01/01/2042	5.500%	1,000,000	1,113,910
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Chicago Wastewater Transmission
Refunding Revenue Bonds
2nd Lien
Series 2015C
01/01/2034	5.000%	1,250,000	1,402,288
01/01/2039	5.000%	2,970,000	3,297,650
Revenue Bonds
2nd Lien
Series 2014
01/01/2039	5.000%	4,000,000	4,365,360
01/01/2044	5.000%	4,000,000	4,360,120
City of Chicago Waterworks
Refunding Revenue Bonds
2nd Lien
Series 2016
11/01/2026	5.000%	935,000	1,118,110
Revenue Bonds
2nd Lien
Series 2014
11/01/2034	5.000%	1,000,000	1,125,770
11/01/2039	5.000%	2,000,000	2,224,240
11/01/2044	5.000%	2,850,000	3,151,473
Cook County Community College District No. 508
Unlimited General Obligation Bonds
Chicago City Colleges
Series 2017 (BAM)
12/01/2047	5.000%	9,400,000	10,751,250
County of Champaign
Unlimited General Obligation Bonds
Public Safety Sales Tax
Series 1999 (NPFGC)
01/01/2023	8.250%	1,420,000	1,702,097
Illinois Development Finance Authority(h)
Subordinated Revenue Bonds
Regency
Series 1990-RMK Escrowed to Maturity
04/15/2020	0.000%	68,000,000	67,577,040
Illinois Finance Authority
Prerefunded 04/01/21 Revenue Bonds
CHF-Normal LLC-Illinois State University
Series 2011
04/01/2043	7.000%	5,550,000	5,991,614
Refunding Revenue Bonds
Northwest Community Hospital
Series 2016A
07/01/2038	4.000%	5,000,000	5,384,700
Rush University Medical Center
Series 2015A
11/15/2038	5.000%	20,145,000	22,831,134
Series 2015B
11/15/2039	5.000%	6,590,000	7,449,731

Columbia Tax-Exempt Fund | Quarterly Report 2019	7

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Silver Cross Hospital & Medical Centers
Series 2015C
08/15/2044	5.000%	9,400,000	10,509,012
Revenue Bonds
Series 2013
10/01/2049	4.000%	5,575,000	5,851,855
Illinois State Toll Highway Authority
Revenue Bonds
Series 2014C
01/01/2036	5.000%	5,000,000	5,725,650
01/01/2039	5.000%	5,000,000	5,693,650
Series 2019A
01/01/2044	4.000%	5,000,000	5,587,100
Metropolitan Pier & Exposition Authority
Revenue Bonds
McCormick Place Expansion Project
Series 2017
06/15/2057	5.000%	7,725,000	8,542,846
Metropolitan Water Reclamation District of Greater Chicago
Limited General Obligation Refunding Bonds
Series 2007C
12/01/2033	5.250%	13,210,000	17,709,194
Railsplitter Tobacco Settlement Authority
Prerefunded 06/01/21 Revenue Bonds
Series 2010
06/01/2028	6.000%	15,000,000	16,112,550
Regional Transportation Authority
Revenue Bonds
Series 2002A (NPFGC)
07/01/2031	6.000%	5,400,000	7,604,226
State of Illinois
Revenue Bonds
1st Series 2002 (NPFGC)
06/15/2023	6.000%	4,000,000	4,504,960
Unlimited General Obligation Bonds
1st Series 2001 (NPFGC)
11/01/2026	6.000%	3,000,000	3,513,720
Series 2013
07/01/2038	5.500%	4,125,000	4,475,460
Series 2013A
04/01/2036	5.000%	8,000,000	8,506,080
Series 2014
02/01/2039	5.000%	15,000,000	16,076,550
Series 2016
11/01/2030	5.000%	5,975,000	6,719,366
Unlimited General Obligation Refunding Bonds
Series 2018-A
10/01/2033	5.000%	6,000,000	6,860,520
Total			412,862,286
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Indiana 0.2%
Indiana Finance Authority
Revenue Bonds
BHI Senior Living
Series 2011
11/15/2031	5.500%	1,175,000	1,250,588
11/15/2041	5.750%	5,655,000	6,017,033
Total			7,267,621
Iowa 1.3%
Iowa Finance Authority
Revenue Bonds
Council Bluffs, Inc. Project
Series 2018
08/01/2033	5.000%	500,000	532,840
08/01/2038	5.000%	500,000	529,040
Lifespace Communities, Inc.
Series 2018A
05/15/2048	5.000%	9,275,000	10,324,930
PEFA, Inc.
Revenue Bonds
Series 2019 (Mandatory Put 09/01/26)
09/01/2049	5.000%	27,500,000	32,335,875
Total			43,722,685
Kansas 1.0%
University of Kansas Hospital Authority
Improvement Refunding Revenue Bonds
Kansas University Health System
Series 2015
09/01/2045	5.000%	29,000,000	33,340,430
Kentucky 0.6%
Kentucky Economic Development Finance Authority
Refunding Revenue Bonds
Owensboro Health System
Series 2017A
06/01/2041	5.000%	1,750,000	1,992,935
Kentucky Municipal Power Agency(f)
Refunding Revenue Bonds
Forward Delivery Prairie State Project
Series 2020
09/01/2035	5.000%	1,080,000	1,263,676
Kentucky Municipal Power Agency
Refunding Revenue Bonds
Prairie State Project
Series 2019
09/01/2045	4.000%	6,000,000	6,378,660
Series 2015A
09/01/2042	5.000%	6,600,000	7,544,856

8	Columbia Tax-Exempt Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Kentucky State Property & Building Commission
Revenue Bonds
Project #119
Series 2018 (BAM)
05/01/2034	5.000%	2,000,000	2,440,160
Total			19,620,287
Louisiana 2.3%
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue Bonds
Westlake Chemical Corp.
Series 2010A-2
11/01/2035	6.500%	6,250,000	6,545,250
Louisiana Public Facilities Authority
Prerefunded 05/15/26 Revenue Bonds
Ochsner Clinic Foundation Project
Series 2016
05/15/2035	4.000%	25,000	28,824
05/15/2041	4.000%	25,000	28,824
05/15/2047	5.000%	15,000	18,223
Refunding Revenue Bonds
Ochsner Clinic Foundation Project
Series 2016
05/15/2047	5.000%	1,185,000	1,352,512
Series 2017
05/15/2036	5.000%	1,750,000	2,050,457
05/15/2046	5.000%	15,000,000	17,283,750
Revenue Bonds
Provident Group - Flagship Properties
Series 2017
07/01/2047	5.000%	1,400,000	1,614,018
07/01/2052	5.000%	1,600,000	1,831,664
Louisiana Public Facilities Authority(e)
Revenue Bonds
Impala Warehousing LLC Project
Series 2013 AMT
07/01/2036	6.500%	17,695,000	19,457,245
New Orleans Aviation Board(e)
Revenue Bonds
General Airport-North Terminal
Series 2017B AMT
01/01/2048	5.000%	3,725,000	4,272,724
Series 2015B AMT
01/01/2045	5.000%	21,150,000	23,582,461
Total			78,065,952
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Maryland 1.5%
City of Brunswick
Special Tax Bonds
Brunswick Crossing Special Taxing
Series 2006
07/01/2036	5.500%	6,194,000	6,201,371
Maryland Community Development Administration
Refunding Revenue Bonds
Series 2019B
09/01/2034	3.000%	3,000,000	3,076,890
09/01/2042	3.350%	3,000,000	3,081,990
Revenue Bonds
Series 2019C
09/01/2034	2.700%	10,765,000	10,798,587
Maryland Economic Development Corp.
Revenue Bonds
Salisbury University Project
Series 2012
06/01/2030	5.000%	400,000	419,776
Towson University Project
Series 2012
07/01/2029	5.000%	650,000	699,653
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
Mercy Medical Center
Series 2016A
07/01/2042	4.000%	5,250,000	5,551,245
Meritus Medical Center Issue
Series 2015
07/01/2045	5.000%	3,000,000	3,410,130
Western Maryland Health System
Series 2014
07/01/2034	5.250%	6,885,000	7,762,149
Revenue Bonds
University of Maryland Medical System
Series 2017
07/01/2048	4.000%	7,335,000	7,960,309
Total			48,962,100
Massachusetts 2.0%
Commonwealth of Massachusetts
Refunding Revenue Bonds
Series 2005 (NPFGC)
01/01/2027	5.500%	4,500,000	5,708,340
01/01/2030	5.500%	2,500,000	3,352,725
Massachusetts Bay Transportation Authority
Revenue Bonds
Series 2005B (NPFGC)
07/01/2026	5.500%	1,500,000	1,902,495
Series 2008B
07/01/2027	5.250%	710,000	909,361

Columbia Tax-Exempt Fund | Quarterly Report 2019	9

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Unrefunded Revenue Bonds
General Transportation
Series 1991 (NPFGC)
03/01/2021	7.000%	395,000	414,359
Massachusetts Clean Water Trust (The)
Refunding Revenue Bonds
Pool Program
Series 2006
08/01/2030	5.250%	1,000,000	1,357,460
Massachusetts Development Finance Agency
Revenue Bonds
Adventcare Project
Series 2007A
10/15/2028	6.650%	4,605,000	4,577,232
UMass Boston Student Housing Project
Series 2016
10/01/2048	5.000%	6,360,000	7,183,620
WGBH Educational Foundation
Series 2002A (AMBAC)
01/01/2042	5.750%	2,000,000	2,967,140
Massachusetts Development Finance Agency(h)
Revenue Bonds
Linden Ponds, Inc. Facility
Subordinated Series 2011B
11/15/2056	0.000%	767,588	218,755
Massachusetts Educational Financing Authority(e)
Refunding Revenue Bonds
Issue K
Subordinated Series 2017B AMT
07/01/2046	4.250%	4,500,000	4,794,930
Series 2016J AMT
07/01/2033	3.500%	4,070,000	4,227,102
Revenue Bonds
Education Loan
Series 2014-I AMT
01/01/2025	5.000%	6,000,000	6,966,900
01/01/2027	5.000%	3,000,000	3,450,750
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Tufts University
Series 2009M
02/15/2028	5.500%	1,000,000	1,315,070
Massachusetts Housing Finance Agency
Revenue Bonds
Special Obligations
Series 2017D
12/01/2047	3.850%	10,000,000	10,625,100
Massachusetts Port Authority(e)
Refunding Revenue Bonds
BosFuel Project
Series 2019A AMT
07/01/2044	4.000%	1,500,000	1,642,845
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts State College Building Authority(h)
Revenue Bonds
Capital Appreciation
Series 1999A Escrowed to Maturity (NPFGC)
05/01/2023	0.000%	3,000,000	2,844,510
Metropolitan Boston Transit Parking Corp.
Revenue Bonds
Series 2011
07/01/2036	5.250%	3,000,000	3,192,660
Total			67,651,354
Michigan 5.4%
City of Detroit Sewage Disposal System
Refunding Revenue Bonds
Senior Lien
Series 2012A
07/01/2039	5.250%	11,925,000	12,939,221
City of Detroit Water Supply System
Revenue Bonds
Senior Lien
Series 2011A
07/01/2036	5.000%	4,105,000	4,312,344
07/01/2041	5.250%	8,765,000	9,260,398
Unrefunded Revenue Bonds
Senior Lien
Series 2003A (NPFGC)
07/01/2034	5.000%	5,000	5,013
Grand Traverse County Hospital Finance Authority
Revenue Bonds
Munson Healthcare
Series 2014A
07/01/2047	5.000%	1,200,000	1,323,300
Great Lakes Water Authority Water Supply System
Revenue Bonds
2nd Lien
Series 2016B
07/01/2046	5.000%	15,385,000	17,934,910
Michigan Finance Authority
Refunding Revenue Bonds
Henry Ford Health System
Series 2016
11/15/2046	4.000%	9,420,000	10,169,549
Senior Lien - Great Lakes Water Authority
Series 2014C-6
07/01/2033	5.000%	1,070,000	1,215,445
Trinity Health Corp.
Series 2017
12/01/2036	4.000%	2,000,000	2,230,980
Revenue Bonds
Beaumont Health Credit Group
Series 2016S
11/01/2044	5.000%	16,760,000	19,209,306

10	Columbia Tax-Exempt Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Henry Ford Health System
Series 2019A
11/15/2050	4.000%	4,400,000	4,816,108
Local Government Loan Program - Great Lakes Water Authority
Series 2015
07/01/2034	5.000%	7,095,000	8,229,774
07/01/2035	5.000%	4,830,000	5,592,077
Senior Lien - Great Lakes Water Authority
Series 2014C-1
07/01/2044	5.000%	2,000,000	2,146,780
Michigan Finance Authority(e)
Revenue Bonds
Senior Lien - Great Lakes Water Authority
Series 2014C-2 AMT
07/01/2044	5.000%	1,500,000	1,606,065
Michigan State Housing Development Authority
Revenue Bonds
Series 2018A
10/01/2048	4.050%	5,000,000	5,364,750
Series 2019B
12/01/2034	2.700%	6,725,000	6,729,977
Michigan Strategic Fund
Refunding Revenue Bonds
Collateral Detroit Fund-Pollution
Series 1991BB (AMBAC)
05/01/2021	7.000%	2,505,000	2,706,703
Michigan Strategic Fund(e)
Revenue Bonds
I-75 Improvement Project
Series 2018 AMT
12/31/2043	5.000%	8,000,000	9,508,160
06/30/2048	5.000%	3,000,000	3,545,130
Paw Paw Public Schools
Unlimited General Obligation Refunding Bonds
Series 1998 (NPFGC) (Qualified School Board Loan Fund)
05/01/2025	5.000%	1,020,000	1,159,301
Royal Oak Hospital Finance Authority
Refunding Revenue Bonds
William Beaumont Hospital
Series 2014D
09/01/2039	5.000%	9,425,000	10,563,446
St. John’s Public Schools
Unlimited General Obligation Refunding Bonds
Series 1998 (NPFGC) (Qualified School Bond Loan Fund)
05/01/2025	5.100%	1,790,000	2,048,655
Wayne County Airport Authority(e)
Refunding Revenue Bonds
Series 2015F AMT
12/01/2033	5.000%	11,495,000	13,353,627
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Series 2017B AMT
12/01/2047	5.000%	1,000,000	1,171,130
Wayne County Airport Authority
Revenue Bonds
Series 2015D
12/01/2045	5.000%	21,445,000	24,751,176
Williamston Community School District
Unlimited General Obligation Bonds
Series 1996 (NPFGC) (Qualified School Bond Loan Fund)
05/01/2025	5.500%	605,000	678,048
Total			182,571,373
Minnesota 3.1%
City of Blaine
Refunding Revenue Bonds
Crest View Senior Community Project
Series 2015
07/01/2045	6.125%	11,775,000	12,064,430
City of Brooklyn Center
Revenue Bonds
Sanctuary Brooklyn Center Project
Series 2016
11/01/2035	5.500%	4,000,000	4,114,920
City of Minneapolis
Revenue Bonds
Fairview Health Services
Series 2018-A
11/15/2048	4.000%	5,000,000	5,476,550
City of Wayzata
Refunding Revenue Bonds
Folkstone Senior Living Co.
Series 2019
08/01/2049	5.000%	1,000,000	1,099,960
Housing & Redevelopment Authority of The City of St. Paul
Prerefunded 11/15/25 Revenue Bonds
HealthEast Care System Project
Series 2015
11/15/2030	5.000%	900,000	1,091,376
11/15/2040	5.000%	935,000	1,133,818
Refunding Revenue Bonds
Fairview Health Services
Series 2017
11/15/2047	5.000%	3,000,000	3,553,950
Southern Minnesota Municipal Power Agency(h)
Revenue Bonds
Capital Appreciation
Series 1994A (NPFGC)
01/01/2022	0.000%	27,500,000	26,723,950
01/01/2023	0.000%	26,500,000	25,353,610
01/01/2025	0.000%	17,500,000	16,126,075

Columbia Tax-Exempt Fund | Quarterly Report 2019	11

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
St. Cloud Housing & Redevelopment Authority
Revenue Bonds
Sanctuary St. Cloud Project
Series 2016A
08/01/2036	5.250%	7,135,000	6,552,713
Total			103,291,352
Mississippi 0.2%
County of Lowndes
Refunding Revenue Bonds
Weyerhaeuser Co. Project
Series 1992A
04/01/2022	6.800%	2,470,000	2,722,335
Medical Center Educational Building Corp.
Refunding Revenue Bonds
University of Mississippi Medical Center
Series 1998B (AMBAC)
12/01/2023	5.500%	3,985,000	4,347,595
Total			7,069,930
Missouri 1.8%
Cape Girardeau County Industrial Development Authority
Refunding Revenue Bonds
SoutheastHEALTH
Series 2017
03/01/2032	5.000%	500,000	578,670
03/01/2036	5.000%	1,250,000	1,432,863
City of Manchester
Refunding Tax Allocation Bonds
Highway 141/Manchester Road Project
Series 2010
11/01/2025	6.000%	70,000	70,000
11/01/2039	6.875%	1,425,000	1,428,791
Health & Educational Facilities Authority
Refunding Revenue Bonds
Mosaic Health System
Series 2019
02/15/2049	4.000%	3,200,000	3,500,288
Health & Educational Facilities Authority of the State of Missouri
Revenue Bonds
Lutheran Senior Services
Series 2011
02/01/2031	5.750%	1,730,000	1,815,012
02/01/2041	6.000%	2,600,000	2,730,078
Series 2014
02/01/2035	5.000%	7,350,000	8,091,982
02/01/2044	5.000%	12,725,000	13,843,527
Kirkwood Industrial Development Authority
Refunding Revenue Bonds
Aberdeen Heights Project
Series 2017
05/15/2037	5.250%	2,205,000	2,505,343
05/15/2042	5.250%	2,290,000	2,572,586
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Missouri Development Finance Board(e)
Revenue Bonds
Procter & Gamble Paper Products
Series 1999 AMT
03/15/2029	5.200%	6,385,000	8,089,795
Missouri Joint Municipal Electric Utility Commission
Refunding Revenue Bonds
Series 2016A
12/01/2041	4.000%	10,000,000	10,943,900
St. Louis County Industrial Development Authority
Revenue Bonds
Friendship Village Sunset Hills
Series 2013A
09/01/2033	5.500%	2,750,000	3,043,755
Total			60,646,590
Montana 0.0%
City of Kalispell
Refunding Revenue Bonds
Immanuel Lutheran Corp. Project
Series 2017
05/15/2052	5.250%	1,080,000	1,160,374
Nebraska 2.1%
Douglas County Hospital Authority No. 2
Revenue Bonds
Health Facilities-Immanuel Obligation Group
Series 2010
01/01/2040	5.625%	875,000	881,099
Madonna Rehabilitation Hospital
Series 2014
05/15/2028	5.000%	2,025,000	2,290,538
05/15/2029	5.000%	2,125,000	2,397,510
05/15/2030	5.000%	2,000,000	2,249,720
05/15/2036	5.000%	1,000,000	1,113,890
05/15/2044	5.000%	6,400,000	7,054,720
Douglas County Hospital Authority No. 3
Refunding Revenue Bonds
Health Facilities - Nebraska Methodist Health System
Series 2015
11/01/2045	5.000%	12,500,000	14,179,125
Nebraska Educational Health Cultural & Social Services Finance Authority
Refunding Revenue Bonds
Immanuel Obligated Group
01/01/2049	4.000%	20,595,000	22,330,335
Series 2019
01/01/2044	4.000%	7,500,000	8,156,175
Nebraska Investment Finance Authority
Refunding Revenue Bonds
Series 2017A (GNMA)
09/01/2032	3.125%	3,000,000	3,156,030

12	Columbia Tax-Exempt Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Series 2018-C (GNMA)
09/01/2038	3.750%	3,980,000	4,263,177
Series 2019D
09/01/2042	3.050%	1,655,000	1,656,969
Total			69,729,288
Nevada 0.3%
Carson City
Refunding Revenue Bonds
Carson Tahoe Regional Medical Center
Series 2012
09/01/2033	5.000%	2,500,000	2,697,850
City of Carson City
Refunding Revenue Bonds
Carson Tahoe Regional Medical Center
Series 2017
09/01/2042	5.000%	1,120,000	1,303,579
Revenue Bonds
Carson Tahoe Regional Medical Center
Series 2017
09/01/2047	5.000%	2,320,000	2,684,959
City of Sparks(d)
Tax Anticipation Revenue Bonds
Sales
Series 2008A
06/15/2028	6.750%	2,000,000	2,040,400
State of Nevada Department of Business & Industry(d)
Revenue Bonds
Somerset Academy
Series 2015A
12/15/2035	5.000%	1,025,000	1,121,914
Series 2018A
12/15/2038	5.000%	835,000	908,163
Total			10,756,865
New Hampshire 0.2%
New Hampshire Business Finance Authority(d)
Revenue Bonds
The Vista Project
Series 2019A
07/01/2039	5.250%	1,550,000	1,688,461
New Hampshire Health & Education Facilities Authority Act
Refunding Revenue Bonds
Elliot Hospital
Series 2016
10/01/2038	5.000%	3,150,000	3,647,574
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Hampshire Health and Education Facilities Authority Act
Revenue Bonds
Hillside Village
Series 2017A
07/01/2037	6.125%	1,750,000	1,897,700
07/01/2042	6.250%	1,000,000	1,086,940
Total			8,320,675
New Jersey 3.2%
City of Atlantic City
Unlimited General Obligation Bonds
Tax Appeal
Series 2017B (AGM)
03/01/2037	5.000%	910,000	1,071,352
Middlesex County Improvement Authority(g)
Revenue Bonds
Heldrich Center Hotel
Series 2005C
01/01/2037	0.000%	1,500,000	15
New Jersey Economic Development Authority
Refunding Revenue Bonds
School Facilities Construction
Series 2005N-1 (AGM)
09/01/2025	5.500%	14,500,000	17,453,795
Series 2005N-1 (NPFGC)
09/01/2027	5.500%	5,000,000	6,166,250
Subordinated Series 2017A
07/01/2034	4.000%	1,750,000	1,860,740
Revenue Bonds
Lions Gate Project
Series 2014
01/01/2034	5.000%	1,000,000	1,040,630
01/01/2044	5.250%	750,000	780,585
Provident Group-Rowan Properties LLC
Series 2015
01/01/2048	5.000%	7,200,000	7,731,864
Series 2015WW
06/15/2040	5.250%	2,750,000	3,114,348
Series 2017DDD
06/15/2042	5.000%	1,250,000	1,407,225
New Jersey Economic Development Authority(e)
Revenue Bonds
Continental Airlines, Inc. Project
Series 1999 AMT
09/15/2023	5.125%	5,000,000	5,379,600
09/15/2029	5.250%	2,500,000	2,732,025
New Jersey Transportation Trust Fund Authority
Refunding Revenue Bonds
Federal Highway Reimbursement
Series 2018
06/15/2031	5.000%	5,500,000	6,400,735

Columbia Tax-Exempt Fund | Quarterly Report 2019	13

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Transportation System
Series 2018-A
12/15/2034	5.000%	6,000,000	6,996,240
Revenue Bonds
Transportation Program
Series 2019
06/15/2046	5.000%	3,500,000	3,979,780
Transportation System
Series 2011B
06/15/2031	5.500%	7,250,000	7,665,715
New Jersey Turnpike Authority
Refunding Revenue Bonds
Series 2005A (AGM)
01/01/2030	5.250%	2,000,000	2,684,340
Series 2017G
01/01/2043	4.000%	12,000,000	13,346,040
Revenue Bonds
Series 2004C-2 (AMBAC)
01/01/2025	5.500%	2,500,000	3,027,550
Tobacco Settlement Financing Corp.
Refunding Revenue Bonds
Series 2018A
06/01/2046	5.000%	7,220,000	8,216,721
06/01/2046	5.250%	2,000,000	2,323,100
Subordinated Series 2018B
06/01/2046	5.000%	3,845,000	4,233,037
Total			107,611,687
New Mexico 0.5%
New Mexico Hospital Equipment Loan Council
Revenue Bonds
La Vida Expansion Project
Series 2019
07/01/2049	5.000%	3,375,000	3,800,419
New Mexico Mortgage Finance Authority(f)
Revenue Bonds
Series 2019F Class I
07/01/2044	3.050%	5,000,000	5,042,150
New Mexico Mortgage Finance Authority
Revenue Bonds
Single Family Mortgage Program
Series 2019C Class I (GNMA)
07/01/2034	3.050%	2,200,000	2,287,340
07/01/2039	3.350%	1,845,000	1,928,246
07/01/2044	3.600%	3,845,000	4,036,443
Total			17,094,598
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York 3.5%
Build NYC Resource Corp.(d),(e)
Refunding Revenue Bonds
Pratt Paper, Inc. Project
Series 2014 AMT
01/01/2025	4.500%	500,000	552,655
Housing Development Corp.
Revenue Bonds
Sustainable Neighborhood
Series 2017G
11/01/2042	3.600%	4,000,000	4,173,400
New York City Housing Development Corp.
Revenue Bonds
Sustainable Neighborhood
Series 2019
11/01/2044	3.150%	8,000,000	8,078,560
New York City Transitional Finance Authority
Revenue Bonds
Future Tax Secured
Subordinated Series 2019
11/01/2038	4.000%	7,000,000	7,997,430
New York Counties Tobacco Trust VI
Tobacco Settlement Pass-Through Bonds
Series 2016
06/01/2045	5.000%	1,860,000	1,992,079
New York State Dormitory Authority
Refunding Revenue Bonds
Catholic Health System Obligation Group
Series 2019
07/01/2045	4.000%	1,000,000	1,099,040
Series 2019A3
03/15/2041	5.000%	15,000,000	18,557,700
Revenue Bonds
Independent School District-Educational Housing Services
Series 2005 (AMBAC)
07/01/2030	5.250%	3,000,000	3,683,730
New York Transportation Development Corp.(e)
Revenue Bonds
Delta Air Lines, Inc. - LaGuardia Airport
Series 2018 AMT
01/01/2036	4.000%	10,050,000	10,944,952
Delta Air Lines, Inc., LaGuardia
Series 2018 AMT
01/01/2036	5.000%	2,000,000	2,372,980
Laguardia Airport Terminal B Redevelopment Project
Series 2016 AMT
01/01/2050	5.250%	7,500,000	8,371,875
LaGuardia Airport Terminal B Redevelopment Project
Series 2016 AMT
07/01/2046	4.000%	6,000,000	6,293,340

14	Columbia Tax-Exempt Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Port Authority of New York & New Jersey(e)
Refunding Revenue Bonds
Series 2016-197 AMT
11/15/2033	5.000%	6,545,000	7,848,044
Port Authority of New York & New Jersey
Revenue Bonds
JFK International Air Terminal
Series 2010
12/01/2036	6.000%	7,000,000	7,355,670
State of New York Mortgage Agency
Refunding Revenue Bonds
Series 2018-211
10/01/2043	3.750%	11,620,000	12,249,223
Ulster County Capital Resource Corp.(d)
Refunding Revenue Bonds
Woodland Pond at New Paltz
Series 2017
09/15/2042	5.250%	2,480,000	2,552,242
09/15/2047	5.250%	3,025,000	3,099,173
09/15/2053	5.250%	6,240,000	6,368,482
Westchester County Local Development Corp.
Refunding Revenue Bonds
Westchester Medical Center
Series 2016
11/01/2046	5.000%	4,000,000	4,489,960
Total			118,080,535
North Carolina 0.6%
Durham Housing Authority(e)
Prerefunded 01/31/23 Revenue Bonds
Magnolia Pointe Apartments
Series 2005 AMT
02/01/2038	5.650%	2,948,616	3,337,568
North Carolina Department of Transportation(e)
Revenue Bonds
I-77 Hot Lanes Project
Series 2015 AMT
06/30/2054	5.000%	10,000,000	11,055,200
North Carolina Eastern Municipal Power Agency
Prerefunded 01/01/22 Revenue Bonds
Series 1988A
01/01/2026	6.000%	1,940,000	2,140,848
North Carolina Medical Care Commission
Revenue Bonds
Twin Lakes Community
Series 2019A
01/01/2049	5.000%	3,000,000	3,422,730
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
North Carolina Turnpike Authority(h)
Revenue Bonds
Series 2017C
07/01/2030	0.000%	445,000	313,253
07/01/2034	0.000%	1,135,000	636,179
Total			20,905,778
North Dakota 0.6%
County of McLean
Revenue Bonds
Great River Energy
Series 2010B
07/01/2040	5.150%	7,900,000	8,045,992
North Dakota Housing Finance Agency
Revenue Bonds
Housing Finance Program
Series 2017 (FHA)
07/01/2037	3.450%	2,295,000	2,389,485
Housing Finance Program-Home Mortgage Finance
Series 2018
07/01/2042	3.950%	9,990,000	10,723,666
Total			21,159,143
Ohio 2.8%
American Municipal Power, Inc.
Revenue Bonds
AMP Fremont Energy Center Project
Series 2012
02/15/2037	5.000%	13,220,000	14,174,881
Buckeye Tobacco Settlement Financing Authority
Asset-Backed Senior Turbo Revenue Bonds
Series 2007A-2
06/01/2047	5.875%	17,000,000	17,109,140
City of Middleburg Heights
Revenue Bonds
Southwest General Facilities
Series 2011
08/01/2036	5.250%	2,380,000	2,519,278
08/01/2041	5.250%	6,900,000	7,291,575
County of Hamilton
Revenue Bonds
Cincinnati Children’s Hospital Project
Series 2019
11/15/2049	5.000%	10,000,000	14,597,400
Lake County Port & Economic Development Authority(d)
Revenue Bonds
1st Mortgage - Tapestry Wickliffe LLC
Series 2017
12/01/2037	6.500%	6,000,000	6,259,560

Columbia Tax-Exempt Fund | Quarterly Report 2019	15

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Ohio Air Quality Development Authority(d),(e)
Revenue Bonds
Pratt Paper LLC Project
Series 2017 AMT
01/15/2038	4.250%	1,000,000	1,078,140
Ohio Turnpike & Infrastructure Commission
Refunding Revenue Bonds
Series 1998A (NPFGC)
02/15/2026	5.500%	3,000,000	3,690,510
State of Ohio
Refunding Revenue Bonds
Cleveland Clinic Health System
Series 2017
01/01/2036	4.000%	4,500,000	5,097,330
State of Ohio(e)
Revenue Bonds
Portsmouth Bypass Project
Series 2015 AMT
06/30/2053	5.000%	9,835,000	10,867,380
Toledo-Lucas County Port Authority
Refunding Revenue Bonds
CSX Transportation, Inc. Project
Series 1992
12/15/2021	6.450%	3,950,000	4,319,680
Revenue Bonds
University of Toledo Project
Series 2014
07/01/2046	5.000%	5,000,000	5,355,000
Special Assessment Bonds
Town Square - Levis Commons Project
Series 2016
11/01/2036	5.400%	1,527,537	1,527,552
Total			93,887,426
Oklahoma 0.1%
Tulsa County Industrial Authority
Refunding Revenue Bonds
Montereau, Inc. Project
Series 2017
11/15/2045	5.250%	2,000,000	2,263,340
Oregon 0.4%
City of Forest Grove
Refunding Revenue Bonds
Campus Improvement Pacific University Project
Series 2014
05/01/2040	5.000%	1,500,000	1,587,540
Hospital Facilities Authority of Multnomah County
Refunding Revenue Bonds
Mirabella at South Waterfront
Series 2014A
10/01/2044	5.400%	3,225,000	3,512,702
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Port of Portland Airport(e)
Revenue Bonds
Series 2017-24B AMT
07/01/2034	5.000%	1,355,000	1,611,285
07/01/2042	5.000%	2,000,000	2,337,080
State of Oregon Housing & Community Services Department
Revenue Bonds
Series 2017D
01/01/2038	3.450%	5,400,000	5,586,462
Total			14,635,069
Pennsylvania 8.5%
Bucks County Industrial Development Authority
Revenue Bonds
St. Luke’s University Health Network
Series 2019
08/15/2050	4.000%	4,000,000	4,274,560
Commonwealth Financing Authority
Revenue Bonds
Tobacco Master Settlement Payment
Series 2018
06/01/2034	5.000%	1,000,000	1,218,290
Commonwealth of Pennsylvania
Refunding Certificate of Participation
Series 2018A
07/01/2043	5.000%	2,500,000	2,969,800
Cumberland County Municipal Authority
Refunding Revenue Bonds
Diakon Lutheran Ministries
Series 2015
01/01/2038	5.000%	8,840,000	9,695,712
Dauphin County Industrial Development Authority(e)
Revenue Bonds
Dauphin Consolidated Water Supply
Series 1992A AMT
06/01/2024	6.900%	3,400,000	4,092,648
Delaware Valley Regional Finance Authority
Revenue Bonds
Series 1997C (AMBAC)
07/01/2027	7.750%	1,000,000	1,416,440
Franklin County Industrial Development Authority
Refunding Revenue Bonds
Menno-Haven, Inc. Project
Series 2018
12/01/2048	5.000%	1,300,000	1,415,648
Geisinger Authority
Refunding Revenue Bonds
Geisinger Health System
Series 2017
02/15/2039	4.000%	6,000,000	6,575,280

16	Columbia Tax-Exempt Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Montgomery County Industrial Development Authority
Refunding Revenue Bonds
Albert Einstein HealthCare Network
Series 2015
01/15/2045	5.250%	11,150,000	12,432,027
Meadowood Senior Living Project
Series 2018
12/01/2048	5.000%	2,000,000	2,237,480
Northampton County General Purpose Authority
Refunding Revenue Bonds
St. Luke’s University Health Network
Series 2018
08/15/2048	4.000%	20,000,000	21,366,800
Pennsylvania Economic Development Financing Authority
Refunding Revenue Bonds
Series 2017A
11/15/2042	4.000%	30,000,000	32,776,200
Revenue Bonds
Philadelphia Biosolids Facility
Series 2009
01/01/2032	6.250%	5,325,000	5,357,216
Pennsylvania Economic Development Financing Authority(d)
Refunding Revenue Bonds
Tapestry Moon Senior Housing Project
Series 2018
12/01/2053	6.750%	6,000,000	6,060,300
Pennsylvania Economic Development Financing Authority(e)
Revenue Bonds
PA Bridges Finco LP
Series 2015 AMT
12/31/2038	5.000%	1,625,000	1,850,794
06/30/2042	5.000%	29,375,000	33,176,125
Proctor & Gamble Paper Project
Series 2001 AMT
03/01/2031	5.375%	1,000,000	1,298,810
Pennsylvania Housing Finance Agency
Refunding Revenue Bonds
Series 2017-124B
10/01/2037	3.500%	16,000,000	16,737,920
Revenue Bonds
Series 2019-129
10/01/2039	3.150%	7,730,000	7,924,564
Pennsylvania Turnpike Commission
Refunding Subordinated Revenue Bonds
Series 2015A-1
12/01/2045	5.250%	25,295,000	29,380,395
Series 2016A-1
12/01/2046	5.000%	10,000,000	11,462,800
Revenue Bonds
Series 2014B
12/01/2044	5.250%	10,000,000	11,379,200
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2017B-1
06/01/2042	5.000%	15,000,000	17,585,400
Subordinated Series 2018B
12/01/2043	5.000%	7,000,000	8,447,810
Subordinated Series 2019A
12/01/2049	4.000%	5,700,000	6,226,851
Subordinated Revenue Bonds
Series 2014A-1
12/01/2043	5.000%	16,940,000	19,088,839
Philadelphia Authority for Industrial Development
Revenue Bonds
First Philadelphia Preparatory Charter School
Series 2014
06/15/2043	7.250%	5,475,000	6,314,756
School District of Philadelphia (The)
Limited General Obligation Bonds
Series 2018A
09/01/2037	5.000%	1,000,000	1,203,230
Series 2018B
09/01/2043	5.000%	985,000	1,169,520
Westmoreland County Municipal Authority(h)
Revenue Bonds
Capital Appreciation
Series 1999A (NPFGC)
08/15/2022	0.000%	2,000,000	1,911,880
Total			287,047,295
Puerto Rico 0.2%
Puerto Rico Public Finance Corp.(i)
Revenue Bonds
Commonwealth Appropriation
Series 2002E Escrowed to Maturity (AMBAC)
08/01/2027	5.500%	450,000	573,165
Unrefunded Revenue Bonds
Commonwealth Appropriation
Series 2002E Escrowed to Maturity
08/01/2026	6.000%	2,470,000	3,152,782
Series 2002E Escrowed to Maturity (AMBAC)
08/01/2027	5.500%	1,050,000	1,337,385
Total			5,063,332
South Carolina 1.3%
Piedmont Municipal Power Agency
Refunding Revenue Bonds
Electric
Series 1991 (NPFGC)
01/01/2021	6.250%	1,250,000	1,320,575
Unrefunded Revenue Bonds
Series 1993 (NPFGC)
01/01/2025	5.375%	11,070,000	13,059,943

Columbia Tax-Exempt Fund | Quarterly Report 2019	17

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
South Carolina Jobs-Economic Development Authority
Revenue Bonds
York Preparatory Academy Project
Series 2014A
11/01/2023	5.750%	590,000	610,048
11/01/2033	7.000%	910,000	1,013,704
11/01/2045	7.250%	3,935,000	4,356,596
South Carolina Ports Authority(e)
Prerefunded 07/01/25 Revenue Bonds
Series 2015 AMT
07/01/2050	5.250%	13,675,000	16,389,214
Revenue Bonds
Series 2018 AMT
07/01/2048	5.000%	4,260,000	5,028,973
07/01/2055	5.000%	1,380,000	1,613,192
Total			43,392,245
South Dakota 0.6%
South Dakota Health & Educational Facilities Authority
Refunding Revenue Bonds
Sanford Obligated Group
Series 2015
11/01/2035	5.000%	2,500,000	2,891,475
11/01/2045	5.000%	6,920,000	7,865,964
Revenue Bonds
Regional Health
Series 2017
09/01/2040	5.000%	6,500,000	7,674,745
Total			18,432,184
Tennessee 1.0%
Chattanooga Health Educational & Housing Facility Board
Refunding Revenue Bonds
Student Housing - CDFI Phase I
Series 2015
10/01/2032	5.000%	1,300,000	1,480,453
10/01/2035	5.000%	645,000	730,650
Greeneville Health & Educational Facilities Board
Refunding Revenue Bonds
Ballad Health Obligation Group
Series 2018
07/01/2035	5.000%	1,000,000	1,200,120
07/01/2040	4.000%	7,200,000	7,721,208
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board
Refunding Revenue Bonds
Lipscomb University Project
Series 2019
10/01/2058	5.250%	2,600,000	3,127,384
Revenue Bonds
Vanderbilt University Medical Center
Series 2016
07/01/2046	5.000%	6,800,000	7,836,320
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2017A
07/01/2048	5.000%	1,665,000	1,930,484
Tennessee Housing Development Agency
Revenue Bonds
3rd Issue
Series 2017
07/01/2037	3.400%	1,135,000	1,200,909
07/01/2042	3.600%	750,000	795,105
Issue 3
Series 2018
01/01/2049	3.950%	7,935,000	8,441,491
Total			34,464,124
Texas 9.4%
Bexar County Health Facilities Development Corp.
Unrefunded Revenue Bonds
Army Retirement Residence
Series 2010
07/01/2030	5.875%	215,000	220,521
Capital Area Cultural Education Facilities Finance Corp.
Revenue Bonds
Roman Catholic Diocese
Series 2005B
04/01/2045	6.125%	13,450,000	13,683,223
Central Texas Regional Mobility Authority
Refunding Revenue Bonds
Senior Lien
Series 2013A
01/01/2033	5.000%	2,700,000	2,949,291
Series 2016
01/01/2046	5.000%	9,835,000	11,175,707
Revenue Bonds
Senior Lien
Series 2015A
01/01/2045	5.000%	3,000,000	3,384,510
Central Texas Regional Mobility Authority(h)
Revenue Bonds
Capital Appreciation
Series 2010
01/01/2025	0.000%	2,000,000	1,795,560
Central Texas Turnpike System
Refunding Revenue Bonds
1st Tier
Series 2012A
08/15/2041	5.000%	16,075,000	17,291,717
Subordinated Series 2015C
08/15/2042	5.000%	14,730,000	16,446,781
Subordinated Refunding Revenue Bonds
Series 2015C
08/15/2037	5.000%	10,000,000	11,246,700

18	Columbia Tax-Exempt Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Austin Airport System(e)
Revenue Bonds
Series 2017B AMT
11/15/2041	5.000%	1,000,000	1,169,650
11/15/2046	5.000%	3,000,000	3,487,620
Series 2019B AMT
11/15/2044	5.000%	6,500,000	7,920,835
City of Houston Airport System(e)
Refunding Revenue Bonds
Special Facilities-United Airlines
Series 2011A AMT
07/15/2030	6.500%	5,555,000	5,954,516
United Airlines, Inc.
Series 2014 AMT
07/01/2029	5.000%	4,000,000	4,468,320
Clifton Higher Education Finance Corp.
Revenue Bonds
Idea Public Schools
Series 2012
08/15/2032	5.000%	2,165,000	2,328,479
08/15/2042	5.000%	5,575,000	5,935,479
Series 2013
08/15/2033	6.000%	990,000	1,137,451
International Leadership
Series 2015
08/15/2038	5.750%	3,000,000	3,305,760
International Leadership of Texas
Series 2015
08/15/2045	5.750%	10,500,000	11,473,245
Series 2015A
12/01/2035	5.000%	2,200,000	2,430,296
12/01/2045	5.000%	1,100,000	1,196,316
Dallas Love Field(e)
Revenue Bonds
Series 2017 AMT
11/01/2034	5.000%	750,000	886,605
11/01/2035	5.000%	1,000,000	1,179,370
Dallas/Fort Worth International Airport(e)
Refunding Revenue Bonds
Series 2014A AMT
11/01/2032	5.000%	3,400,000	3,807,728
Deaf Smith County Hospital District
Limited General Obligation Refunding Bonds
Series 2017
03/01/2030	5.000%	1,000,000	1,180,930
03/01/2031	5.000%	1,195,000	1,399,596
03/01/2034	5.000%	645,000	750,193
03/01/2040	4.000%	2,945,000	3,125,028
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Harris County Toll Road Authority (The)
Refunding Revenue Bonds
Senior Lien
Series 2018A
08/15/2048	4.000%	4,000,000	4,460,600
Houston Higher Education Finance Corp.
Prerefunded 05/15/21 Revenue Bonds
Harmony Public Schools
Series 2011A
05/15/2041	6.875%	4,045,000	4,379,805
New Hope Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
Texas Children’s Health System
Series 2017A
08/15/2040	4.000%	7,015,000	7,730,530
Revenue Bonds
Bridgemoor Plano Project
12/01/2053	7.250%	10,000,000	10,577,600
Cardinal Bay, Inc. - Village on the Park
Series 2016
07/01/2031	4.000%	1,000,000	996,270
07/01/2046	5.000%	7,235,000	7,432,298
07/01/2051	4.750%	6,745,000	6,775,150
Collegiate Housing College Station
Series 2014
04/01/2046	5.000%	7,250,000	7,731,545
Collegiate Housing Tarleton State University
Series 2015
04/01/2047	5.000%	2,995,000	3,236,098
Texas A&M University - Corpus Christi
Series 2017
04/01/2042	5.000%	2,000,000	2,120,480
New Hope Cultural Education Facilities Finance Corp.(d)
Revenue Bonds
Jubilee Academic Center Project
Series 2017
08/15/2037	5.000%	940,000	963,265
North Texas Tollway Authority
Refunding Revenue Bonds
1st Tier
Series 2011
01/01/2038	5.000%	5,500,000	5,720,660
2nd Tier
Series 2015A
01/01/2038	5.000%	9,230,000	10,569,919
Series 2019A
01/01/2037	4.000%	15,000,000	17,052,900

Columbia Tax-Exempt Fund | Quarterly Report 2019	19

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Northside Independent School District
Unlimited General Obligation Refunding Bonds
Texas Permanent School Fund Program
Series 2019
08/15/2032	5.000%	4,905,000	6,172,109
08/15/2033	4.000%	2,535,000	2,941,893
Pottsboro Higher Education Finance Corp.
Revenue Bonds
Series 2016A
08/15/2036	5.000%	390,000	419,652
Red River Health Facilities Development Corp.
Revenue Bonds
MRC Crossings Project
Series 2014A
11/15/2034	7.500%	2,000,000	2,362,000
11/15/2044	7.750%	2,800,000	3,304,868
Sanger Industrial Development Corp.(d),(e),(g)
Revenue Bonds
Texas Pellets Project
Series 2012B AMT
07/01/2038	0.000%	34,645,000	8,661,250
Tarrant County Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
Trinity Terrace Project
Series 2014
10/01/2044	5.000%	2,500,000	2,711,350
10/01/2049	5.000%	1,870,000	2,019,843
Revenue Bonds
Buckner Senior Living Ventana Project
Series 2017
11/15/2047	6.750%	3,665,000	4,206,870
CC Young Memorial Home
Series 2009A
02/15/2038	8.000%	4,000,000	4,046,120
Texas Private Activity Bond Surface Transportation Corp.(e)
Revenue Bonds
Segment 3C Project
Series 2019 AMT
06/30/2058	5.000%	4,000,000	4,658,880
Senior Lien - Blueridge Transportation
Series 2016 AMT
12/31/2050	5.000%	7,750,000	8,613,350
12/31/2055	5.000%	13,250,000	14,686,830
Texas Transportation Commission
Revenue Bonds
State Highway 249 System Toll
Series 2019
08/01/2057	5.000%	2,000,000	2,336,480
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
University of Texas System (The)
Revenue Bonds
Series 2019B
08/15/2049	5.000%	12,000,000	18,443,160
Total			316,663,202
Utah 0.6%
Salt Lake City Corp. Airport(e)
Revenue Bonds
Series 2017A AMT
07/01/2036	5.000%	4,000,000	4,760,320
07/01/2047	5.000%	11,500,000	13,421,995
Series 2018-A AMT
07/01/2048	5.000%	3,000,000	3,551,730
Total			21,734,045
Virginia 1.4%
Chesapeake Bay Bridge & Tunnel District
Revenue Bonds
1st Tier General Resolution
Series 2016
07/01/2046	5.000%	3,500,000	4,007,990
City of Chesapeake Expressway Toll Road
Revenue Bonds
Transportation System
Series 2012A
07/15/2047	5.000%	7,505,000	8,047,912
Fredericksburg Economic Development Authority
Refunding Revenue Bonds
Mary Washington Healthcare Obligation
Series 2014
06/15/2030	5.000%	1,000,000	1,143,300
06/15/2031	5.000%	800,000	914,568
06/15/2033	5.000%	500,000	568,560
Loudoun County Economic Development Authority(h)
Revenue Bonds
Howard Hughes Medical Institute
Series 2019
07/01/2049	0.000%	17,045,000	6,566,245
Mosaic District Community Development Authority
Special Assessment Bonds
Series 2011A
03/01/2026	6.625%	2,145,000	2,252,314
Virginia Small Business Financing Authority(e)
Revenue Bonds
Transform 66 P3 Project
Series 2017 AMT
12/31/2056	5.000%	20,300,000	23,162,300
Total			46,663,189

20	Columbia Tax-Exempt Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Washington 2.3%
Greater Wenatchee Regional Events Center Public Facilities District
Revenue Bonds
Series 2012A
09/01/2027	5.000%	1,540,000	1,588,556
09/01/2032	5.250%	1,000,000	1,028,170
King County Housing Authority
Refunding Revenue Bonds
Series 2018
05/01/2038	3.750%	2,915,000	3,115,610
King County Public Hospital District No. 4
Revenue Bonds
Series 2015A
12/01/2035	6.000%	1,300,000	1,381,341
12/01/2045	6.250%	2,500,000	2,647,300
Port of Seattle(e)
Revenue Bonds
Series 2018A AMT
05/01/2043	5.000%	8,000,000	9,316,480
State of Washington
Unlimited General Obligation Notes
Series 2019A
08/01/2040	5.000%	9,490,000	11,879,202
Washington Health Care Facilities Authority
Refunding Revenue Bonds
Multicare Health System
Series 2017B
08/15/2041	4.000%	10,500,000	11,515,770
Virginia Mason Medical Center
Series 2017
08/15/2042	4.000%	3,335,000	3,490,678
Washington State Housing Finance Commission
Prerefunded 01/01/23 Revenue Bonds
Presbyterian Retirement
Series 2013
01/01/2028	5.000%	985,000	1,099,674
Revenue Bonds
Heron’s Key
Series 2015A
07/01/2030	6.500%	730,000	792,678
07/01/2035	6.750%	550,000	600,842
07/01/2045	7.000%	1,800,000	1,969,794
07/01/2050	7.000%	1,250,000	1,364,713
Washington State Housing Finance Commission(d)
Refunding Revenue Bonds
Bayview Manor Homes
Series 2016A
07/01/2046	5.000%	2,475,000	2,666,416
Nonprofit Housing-Mirabella
Series 2012
10/01/2032	6.500%	9,500,000	10,169,750
10/01/2047	6.750%	1,000,000	1,073,330
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Skyline 1st Hill Project
Series 2015
01/01/2020	4.125%	130,000	130,109
01/01/2025	5.000%	770,000	778,239
01/01/2035	5.750%	575,000	593,032
01/01/2045	6.000%	2,325,000	2,405,887
Unrefunded Revenue Bonds
Presbyterian Retirement
Series 2013
01/01/2023	5.000%	500,000	523,370
01/01/2028	5.000%	1,030,000	1,108,352
01/01/2033	5.000%	1,315,000	1,402,645
01/01/2043	5.250%	3,870,000	4,118,338
Total			76,760,276
West Virginia 0.9%
West Virginia Economic Development Authority
Refunding Revenue Bonds
Appalachian Power Co.-Amos Project
Series 2010A
12/01/2038	5.375%	3,850,000	3,990,717
West Virginia Hospital Finance Authority
Refunding Revenue Bonds
Cabell Huntington Hospital Obligation
Series 2018
01/01/2047	4.125%	5,000,000	5,336,600
Revenue Bonds
West Virginia University Health System Obligation
Series 2018
06/01/2052	5.000%	16,500,000	19,279,425
Total			28,606,742
Wisconsin 1.4%
Public Finance Authority
Refunding Revenue Bonds
Friends Homes
Series 2019
09/01/2049	5.000%	4,250,000	4,668,710
Public Finance Authority(d)
Refunding Revenue Bonds
Mary’s Woods at Marylhurst
Series 2017
05/15/2042	5.250%	820,000	917,892
05/15/2047	5.250%	1,105,000	1,232,738
Wisconsin Health & Educational Facilities Authority
Refunding Revenue Bonds
Ascension Health Credit Group
Series 2016
11/15/2046	4.000%	5,000,000	5,396,850

Columbia Tax-Exempt Fund | Quarterly Report 2019	21

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Beaver Dam Community Hospitals
Series 2013A
08/15/2028	5.125%	6,750,000	7,366,410
08/15/2034	5.250%	8,000,000	8,674,080
Covenant Communities, Inc. Project
Series 2018A
07/01/2048	4.000%	2,335,000	2,434,401
07/01/2053	4.125%	5,000,000	5,238,700
Series 2018B
07/01/2038	4.375%	1,250,000	1,300,238
07/01/2043	4.500%	1,375,000	1,428,212
07/01/2048	5.000%	500,000	535,100
St. John’s Communities, Inc. Project
Series 2018A
09/15/2050	5.000%	3,750,000	3,926,625
Wisconsin Housing & Economic Development Authority
Revenue Bonds
Series 2019A (FNMA)
09/01/2035	3.500%	5,000,000	5,328,300
Total			48,448,256
Wyoming 0.2%
County of Campbell
Refunding Revenue Bonds
Basin Electric Power Cooperative
Series 2019
07/15/2039	3.625%	7,600,000	8,113,684
Total Municipal Bonds (Cost $3,097,450,603)			3,295,945,984

Municpal Bonds Held in Trust 0.7%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
North Carolina 0.7%
North Carolina Medical Care Commission Health Care Facilities(j)
Revenue Bonds
Novant Health Obligated Group
Series 2019A
11/01/2049	4.000%	20,600,000	22,888,248
Total Municipal Bonds Held in Trust (Cost $22,886,686)			22,888,248

Money Market Funds 0.0%
	Shares	Value ($)
Dreyfus AMT-Free Tax Exempt Cash Management Fund, Institutional Shares, 1.068%(k)	200,789	200,809
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 1.045%(k)	135,026	135,026
Total Money Market Funds (Cost $335,809)		335,835
Total Investments in Securities (Cost $3,149,862,317)		3,348,287,296
Other Assets & Liabilities, Net		15,272,287
Net Assets		$3,363,559,583

Notes to Portfolio of Investments
(a)	Valuation based on significant unobservable inputs.
(b)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(c)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of October 31, 2019.
(d)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At October 31, 2019, the total value of these securities amounted to $125,798,171, which represents 3.74% of total net assets.
(e)	Income from this security may be subject to alternative minimum tax.
(f)	Represents a security purchased on a when-issued basis.
(g)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At October 31, 2019, the total value of these securities amounted to $8,697,865, which represents 0.26% of total net assets.
(h)	Zero coupon bond.
(i)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At October 31, 2019, the total value of these securities amounted to $5,063,332, which represents 0.15% of total net assets.
(j)	The Fund entered into transactions in which it transfers to trusts fixed rate municipal bonds in exchange for cash and residual interests in the trusts, which are in the form of inverse floating rate securities. The trust funds the purchases of the municipal bonds by issuing short-term floating rate notes to third parties. The municipal bonds transferred to the trusts remain in the Fund’s Portfolio of Investments.
22	Columbia Tax-Exempt Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
(k)	The rate shown is the seven-day current annualized yield at October 31, 2019.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
BAM	Build America Mutual Assurance Co.
FHA	Federal Housing Authority
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Tax-Exempt Fund | Quarterly Report 2019	23